Capitalization and Equity Structure (Common and Preferred Stock) (Quarterly) (Details)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Stock [Abstract]
Common stock, shares authorized	500,000,000	40,000,000	30,000,000
Common stock, shares issued	78,480,019	21,114,783	9,887,079
Common stock, shares outstanding	78,480,019	21,114,783	9,887,079
Preferred stock, shares authorized	10,000,000	22,000,000	10,365,000
Preferred stock, shares issued	0	25,923,873	8,831,684
Preferred stock, shares outstanding	0	25,923,873	8,831,684